Share capital - Ordinary share capital (Details) $ in Millions	1 Months Ended									12 Months Ended
	Jun. 30, 2015 $ / £ shares	Mar. 31, 2015 $ / £ shares	Feb. 28, 2015 $ / £ shares	Aug. 31, 2014 $ / £ shares	May 30, 2014 shares	Jan. 31, 2014 $ / £ shares	Mar. 31, 2013 $ / £ shares	Oct. 31, 2012 $ / £ shares	Feb. 28, 2007 $ / £ shares	Dec. 31, 2017 USD ($) £ / $ shares	Dec. 31, 2017 £ / shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 £ / shares	Dec. 31, 2015 £ / shares	May 31, 2014 $ / £
Disclosure of classes of share capital [line items]
Number of shares authorized										769,463,688,000		769,463,688,000
Number of shares alloted, called up and fully paid										769,440,844,799		769,440,844,799
Shares authorized, value | $										$ 186.6		$ 186.6
Shares alloted, called up and fully paid, value | $										$ 176.2		$ 176.2
Closing foreign exchange rate	1.5715	1.4847	1.5436	1.6580		1.6487	1.5173	1.6129	1.9613	0.7401					1.6760
Number of shares issued	27,679	3,866	8,563	58,399	24,292	12,076	1,924	7,000,000	20,000,000
Par value per share (in GBP per share) | £ / shares											£ 0.50		£ 0.5	£ 0.5
Number of shares outstanding										25,929,312
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorized										40,000,000		40,000,000
Number of shares alloted, called up and fully paid										27,136,799		27,136,799
Shares authorized, value | $										$ 35.7		$ 35.7
Shares alloted, called up and fully paid, value | $										$ 25.3		$ 25.3
Par value per share (in GBP per share) | £ / shares											0.50		£ 0.50
Deferred shares
Disclosure of classes of share capital [line items]
Number of shares authorized										769,423,688,000		769,423,688,000
Number of shares alloted, called up and fully paid										769,413,708,000		769,413,708,000
Shares authorized, value | $										$ 150.9		$ 150.9
Shares alloted, called up and fully paid, value | $										$ 150.9		$ 150.9
Par value per share (in GBP per share) | £ / shares											£ 0.0001
Multiple of amount paid up on ordinary shares										100